Label	Element	Value
Invesco EQV European Equity Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco EQV European Equity Fund
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in equity securities of companies throughout the world, including the United States, that the portfolio managers consider to be undervalued. The Fund may invest up to 100% of its assets in securities of foreign issuers. Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries outside of the U.S. Under normal circumstances, the Fund will invest a percentage of its net assets in investments that are economically tied to countries other than the U.S. in an amount equal to at least the lesser of (a) 40%, unless market conditions are not deemed favorable, in which case, at least 30%, or (b) the percentage of foreign issuers represented in the MSCI ACWI Index minus 10%. The Fund may invest in emerging markets (i.e., those that are generally in the early stages of their industrial cycles) as well as in developed markets throughout the world. From time to time the Fund may place greater emphasis on investing in one or more particular regions such as Europe or Asia.

The Fund invests primarily in equity securities and depositary receipts. The principal type of equity security in which the Fund invests is common stock. A depositary receipt is generally issued by a bank or other financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

The Fund invests primarily in the securities of large-capitalization issuers, however the Fund may also invest in the securities of small- and mid-capitalization issuers.

The Fund can invest in derivative instruments, including forward foreign currency contracts and futures contracts.

A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts to gain exposure to the broad market in connection with managing cash balances or to hedge against downside risk.

The Fund emphasizes a value style of investing. The portfolio managers’ strategy primarily focuses on identifying and investing in equity securities of issuers that are trading at an appreciable discount to their estimated intrinsic values. The portfolio managers seek to take advantage of short-term dislocations in the market, particularly when change is mispriced, by taking a long-term approach and investing in high-quality companies that they believe offer the potential to generate superior total returns through price appreciation and income. The portfolio management team defines high-quality companies as those which have demonstrated higher returns on capital employed than peers over time. In order to ensure that these companies remain durably high-quality, the team assesses a company’s strategic direction, particularly how executive management teams and boards plan to develop their companies and generate value for all stakeholders.

In selecting investments for the Fund, the portfolio managers look for companies that they believe (i) possess sustainable competitive advantages; (ii) have high relative market shares; (iii) have financial strength relative to peers; and (iv) have proven management teams that are strong capital allocators and efficient operators. The portfolio managers utilize a fundamental, bottom-up approach to stock selection and seek to derive the estimates of the intrinsic values of companies on an individual basis.

The Fund’s portfolio managers will consider selling a security under the following conditions: (1) the original investment thesis for the company is no longer valid; (2) loss of confidence in management; (3) the security is trading at or near the portfolio managers’ estimate of its intrinsic value, or (4) a more compelling investment opportunity is identified.

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

SUPPLEMENT DATED JUNE 23, 2025 TO THE CURRENT SUMMARY AND STATUTORY PROSPECTUSES
AND STATEMENT OF ADDITIONAL INFORMATION FOR:

Invesco EQV European Equity Fund

(the “Fund”)

Important Notice Regarding Changes in Fund Name, Fees and Investment Strategies

The purpose of this supplement is to provide you notice of changes to the current Summary and Statutory Prospectuses and Statement of Additional Information (“SAI”) of the above referenced Fund. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and Statement of Additional Information and retain it for future reference.

The Board of Trustees (the “Board”) of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”) approved changes to the name (renaming the Fund “Invesco International Value Fund”), management fees and principal investment strategies, including the removal of the 80% investment policy, of the Fund in connection with repositioning the Fund to an international value fund. Shareholders of the Fund should be aware that, in connection with the Fund’s repositioning, the changes outlined below will be effectuated on June 23, 2025 or on or about August 22, 2025, as applicable.

Due to the repositioning, the Fund may experience a higher than normal portfolio turnover rate, which may result in increased transaction costs and potentially increased capital gain distributions to shareholders.